Summary of Significant Accounting Policies - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 29, 2019 $ / shares	Sep. 30, 2019 USD ($) payment segment part branch	Sep. 30, 2018 USD ($)
Summary of Significant Accounting Policies [Line Items]
Number of offices | branch		234
Cash collateral		$ 31,850	$ 18,000
Loans in process		$ 1,201,341	1,195,506
Days past grace period to initiate contact to cure deficiency		30 days
Minimum days past due to begin foreclosure proceedings		90 days
Approximate rate reduction concession, minimum		1.00%
Approximate rate reduction concession, maximum		2.00%
Minimum days past due to stop accrual of interest		90 days
Loans returned to full accrual status		90 days
Number of payments required | payment		6
Number of parts in loss percentage factor | part		2
Options exercisable, weighted average remaining contractual term (in years)		1 year 4 months 24 days
Number of reportable business segments | segment		1
Subsequent Event
Summary of Significant Accounting Policies [Line Items]
Dividends declared (in dollars per share) | $ / shares	$ 0.21
Minimum
Summary of Significant Accounting Policies [Line Items]
Term for payment and rate reduction		6 months
Award vesting period (in years)		3 years
Maximum
Summary of Significant Accounting Policies [Line Items]
Term for payment and rate reduction		12 months
Award vesting period (in years)		5 years
Options exercisable, weighted average remaining contractual term (in years)		10 years
Stock Options and Restricted Stock | Minimum
Summary of Significant Accounting Policies [Line Items]
Award vesting period (in years)		2 years
Stock Options and Restricted Stock | Maximum
Summary of Significant Accounting Policies [Line Items]
Award vesting period (in years)		5 years
Loans and Leases Receivable
Summary of Significant Accounting Policies [Line Items]
Loans in process		$ 2,379,089	$ 2,180,162